Summary of Significant Accounting Policies - Additional Information (Detail)					3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 20, 2026 $ / shares shares	Aug. 07, 2024 $ / shares shares	Nov. 01, 2023 $ / shares shares	May 02, 2023 USD ($)	Jun. 30, 2026 USD ($) Contract $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment Contract $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment Contract $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 30, 2025 $ / shares	Mar. 31, 2024 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Number of contracts deemed to be in VIEs | Contract					0		0		0
Payments to acquire intangible assets							$ 0	$ 0	$ 0	$ 0
Property acquisitions							0	0	0	0
Asset acquisition, capitalized transaction related costs									0	0
Business acquisition, transaction costs					$ 624,762	$ 147,714	863,841	269,610	739,585	777,255	$ 1,601,971
Impairment losses recognized							0	0	0	0	0
Advertising costs					700,000	700,000	$ 1,300,000	1,600,000	2,900,000	2,300,000	2,300,000
Estimated average rental period							18 months
Gross amounts of lease intangibles					9,600,000		$ 9,600,000		9,800,000	9,500,000
Accumulated amortization of lease intangibles					9,600,000		9,600,000		9,800,000	9,500,000
Debt issuance cost amortization expense					200,000	200,000	300,000	700,000	1,100,000	1,300,000	1,500,000
Accumulated amortization of debt issuance costs					1,100,000		$ 1,100,000		$ 800,000	1,100,000
Maximum period for reimbursement of offering cost							60 days		60 days
Maximum offering cost rate							15.00%		15.00%
Dealer manager servicing fee payable						950,000			$ 950,000
Unpaid dealer manager servicing fees							$ 0		$ 0
Preferred units and unpaid preferred distributions				$ 15,000,000
Minimum percentage of ordinary taxable income to be distributed to stockholders							90.00%		90.00%
Allowance for doubtful accounts					25,000		$ 25,000		$ 46,000	55,000
Uncertain tax benefits/positions					0		$ 0		$ 0	0
Number of reportable segments | Segment							1		1
Units converted | shares	0	0
Current tax provision							$ 0		$ 0	0
Income taxes, paid							0		0	0	0
Income tax penalties and interest expense							$ 0		$ 0	0
Open tax year							2022 2023 2024 2025		2022 2023 2024
Recent tax legislation							Effective July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law. Certain provisions of OBBBA modified U.S. tax law and impact us and our stockholders. Among other changes, this legislation (i) permanently extended the 20% deduction for “qualified REIT dividends” for individuals and other non-corporate taxpayers under Section 199A of the Code, (ii) permanently reinstated 100% bonus depreciation for certain property acquired after January 19, 2025, (iii) increased the percentage limit under the REIT asset test applicable to taxable REIT subsidiaries from 20% to 25% for taxable years beginning after December 31, 2025, and (iv) increases the base on which the 30% interest deduction limit under Section 163(j) of the Code applies by excluding depreciation, amortization and depletion from the definition of “adjusted taxable income” for taxable years beginning after December 31, 2024. The provisions of OBBBA did not have a material impact to our Consolidated Financial Statements.		Effective July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law. Certain provisions of OBBBA modified U.S. tax law and impact us and our shareholders. Among other changes, this legislation (i) permanently extended the 20% deduction for “qualified REIT dividends” for individuals and other non-corporate taxpayers under Section 199A of the Code, (ii) permanently reinstated 100% bonus depreciation for certain property acquired after January 19, 2025, (iii) increased the percentage limit under the REIT asset test applicable to taxable REIT subsidiaries from 20% to 25% for taxable years beginning after December 31, 2025, and (iv) increases the base on which the 30% interest deduction limit under Section 163(j) of the Code applies by excluding depreciation, amortization and depletion from the definition of “adjusted taxable income” for taxable years beginning after December 31, 2024. The provision of OBBBA did not have a material impact to our Consolidated Financial Statements.
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount									$ 3,000,000	3,900,000	2,853,603
Canadian carryforward capital losses					8,971,657		$ 8,971,657		8,778,327	7,091,216
Valuation allowance					10,356,139		$ 10,356,139		$ 9,694,729	6,711,158
Sponsor Funding Agreement
Summary Of Significant Accounting Policies [Line Items]
Net asset value per share | $ / shares	$ 10	$ 10											$ 10
Rental Income | Geographic Concentration Risk | Arizona
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage							15.00%		15.00%
Rental Income | Geographic Concentration Risk | Florida
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage							11.00%		12.00%
Rental Income | Geographic Concentration Risk | Canada
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage							49.00%		49.00%
Distribution
Summary Of Significant Accounting Policies [Line Items]
Redemption total					$ 200,000	$ 3,300,000	$ 200,000	3,300,000	$ 3,900,000	2,200,000	500,000
Redemption fulfilled							100,000	200,000	3,700,000	1,800,000	400,000
Redemption payable							$ 100,000	$ 3,100,000	$ 200,000	400,000	$ 100,000
Private Offering Dealer Manager Agreement
Summary Of Significant Accounting Policies [Line Items]
Maximum sale commission fees percentage of proceed from private offering							6.00%		6.00%
Maximum dealer manager commission fees percentage of proceed from private offering							3.00%		3.00%
Underwriting compensation							10.00%		10.00%
Maximum percentage other non-accountable expenses							3.00%		3.00%
Class W Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of offering cost without reimbursement							1.00%		1.00%
Net asset value per share | $ / shares	10	10
Class W Common Stock [Member] | Dealer Manager
Summary Of Significant Accounting Policies [Line Items]
Maximum sale commission fees percentage of proceed from Primary Offering							1.50%		1.50%
Percentage of gross proceeds from sale of shares							10.00%		10.00%
Maximum dealer manager servicing fee percentage of proceeds from Primary Offering							9.00%		9.00%
Class W Common Stock [Member] | Dealer Manager Servicing Fees
Summary Of Significant Accounting Policies [Line Items]
Monthly servicing fee accrual description							accrued daily in an amount equal to 1/365th of 0.5% of the purchase price per share		amount equal to 1/365th of 0.5% of the purchase price per share
Class A Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Net asset value per share | $ / shares	$ 10	$ 10
Units converted | shares	0	0	0
Class A Common Stock [Member] | Sponsor Funding Agreement
Summary Of Significant Accounting Policies [Line Items]
Net asset value per share | $ / shares			$ 10
Class A Common Stock [Member] | Dealer Manager
Summary Of Significant Accounting Policies [Line Items]
Maximum sale commission fees percentage of proceed from Primary Offering							6.00%		6.00%
Maximum dealer manager commission fee percentage of proceeds from Primary Offering							3.00%		3.00%
Percentage of gross proceeds from sale of shares							10.00%		10.00%
Class T Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Net asset value per share | $ / shares	$ 10	$ 10
Class T Common Stock [Member] | Dealer Manager
Summary Of Significant Accounting Policies [Line Items]
Maximum sale commission fees percentage of proceed from Primary Offering							3.00%		3.00%
Maximum dealer manager commission fee percentage of proceeds from Primary Offering							3.00%		3.00%
Percentage of gross proceeds from sale of shares							10.00%		10.00%
Class T Common Stock [Member] | Stockholder Servicing Fees
Summary Of Significant Accounting Policies [Line Items]
Monthly servicing fee accrual description							accrued daily in an amount equal to 1/365th of 1% of the purchase price per share		accrued daily in an amount equal to 1/365th of 1% of the purchase price per share
Class Y Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Price per share | $ / shares			$ 9.3
Net asset value per share | $ / shares	10	10
Class Y Common Stock [Member] | Sponsor Funding Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of upfront sales commission			3.00%
Percentage of upfront dealer manager fee			3.00%
Class Y Common Stock [Member] | Dealer Manager
Summary Of Significant Accounting Policies [Line Items]
Maximum sale commission fees percentage of proceed from Primary Offering							3.00%		3.00%
Maximum dealer manager commission fee percentage of proceeds from Primary Offering							3.00%		3.00%
Percentage of gross proceeds from sale of shares							10.00%		10.00%
Class Y Common Stock [Member] | Stockholder Servicing Fees
Summary Of Significant Accounting Policies [Line Items]
Monthly servicing fee accrual description							accrued daily in an amount equal to 1/365th of 1% of the purchase price per share		accrued daily in an amount equal to 1/365th of 1% of the purchase price per share
Class Z Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Price per share | $ / shares			$ 9.3
Net asset value per share | $ / shares	$ 10	$ 10
Class Z Common Stock [Member] | Dealer Manager
Summary Of Significant Accounting Policies [Line Items]
Maximum sale commission fees percentage of proceed from Primary Offering							1.50%		1.50%
Percentage of gross proceeds from sale of shares							10.00%		10.00%
Maximum dealer manager servicing fee percentage of proceeds from Primary Offering							9.00%		9.00%
Class Z Common Stock [Member] | Dealer Manager Servicing Fees
Summary Of Significant Accounting Policies [Line Items]
Monthly servicing fee accrual description							accrued daily in an amount equal to 1/365th of 0.5% of the purchase price per share		amount equal to 1/365th of 0.5% of the purchase price per share
Class Y Shares and Class Z Shares | Sponsor Funding Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of organization and offering expenses			1.00%
Price per share | $ / shares			$ 9.3		$ 10		$ 10		$ 10			$ 10
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life							3 years		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life							5 years		5 years
Maximum offering cost rate							15.00%		15.00%
Foreign Tax Jurisdiction [Member]
Summary Of Significant Accounting Policies [Line Items]
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount									$ 2,658,480	3,857,555
Canadian carryforward capital losses									33,200,000	26,300,000
Valuation allowance									$ 9.7	6.7
Foreign Tax Jurisdiction [Member] | Minimum
Summary Of Significant Accounting Policies [Line Items]
Operating loss expiration year									2042
Foreign Tax Jurisdiction [Member] | Maximum
Summary Of Significant Accounting Policies [Line Items]
Operating loss expiration year									2044
Carry Forward of Non-capital Losses
Summary Of Significant Accounting Policies [Line Items]
Uncertain tax benefits/positions					$ 10,400,000		$ 10,400,000		$ 9,700,000	$ 6,700,000